Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Future Minimum Payments under the Loans Payable

Future minimum payments under outstanding borrowings as of December 31, 2016 are as follows:

(in thousands)	Convertible Notes
2017	$2,736
2018	2,736
2019	2,736
2020	63,527
2021 and thereafter	—
Total	71,735
Less interest	(10,943)
Less unamortized discount	(13,842)
Less current portion	—
Long-term debt	$46,950